TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
TERM DEPOSITS [abstract]
Schedule of term deposits

	2020	2021
	RMB’000	RMB’000
Current assets
Short term deposits	60,000	60,000

Non-current assets
Long term deposits	160,000	160,000